Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 104,411	$ 97,834
FVTPL Securities	14,210	13,568
FVOCI Securities	63,123	73,407
Business and Government Loans	239,809	245,662
Derivative Assets
Derivative Assets	36,713	36,815
Derivative Liabilities
Derivative Liabilities	30,815	30,375
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	104,411	97,834
FVTPL Securities	14,210	13,568
FVOCI Securities	63,123	73,407
Business and Government Loans	5,156	5,357
Other Assets	4,477	6,234
Fair value liabilities	57,969	49,523
Securities sold but not yet purchased	32,073	29,376
Structured note liabilities	22,665	18,073
Other liabilities	3,231	2,074
Derivative Assets
Derivative Assets	36,713	36,815
Derivative Liabilities
Derivative Liabilities	30,815	30,375
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,596	10,900
FVTPL Securities	863	601
FVOCI Securities	13,065	22,450
Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,838	8,335
FVTPL Securities	1,380	1,429
FVOCI Securities	2,987	4,747
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,582	8,418
FVTPL Securities	38	44
FVOCI Securities	21,026	17,694
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	458	503
FVOCI Securities	4,114	5,276
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,898	2,516
FVTPL Securities	92	94
FVOCI Securities	6,502	7,381
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	14,054	12,297
FVTPL Securities	9	3
FVOCI Securities	12,136	12,532
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,894	11,041
FVTPL Securities	7,704	7,897
FVOCI Securities	3,161	3,234
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	160	67
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	54,931	43,757
FVTPL Securities	4,124	3,500
FVOCI Securities	132	93
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,072	14,929
Derivative Liabilities
Derivative Liabilities	6,779	10,893
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	14,985	10,826
Derivative Liabilities
Derivative Liabilities	12,455	10,612
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	7,618	2,588
Derivative Liabilities
Derivative Liabilities	2,191	2,333
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	6,038	8,461
Derivative Liabilities
Derivative Liabilities	9,383	6,523
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		11
Derivative Liabilities
Derivative Liabilities	7	14
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	69,825	62,667
FVTPL Securities	2,671	2,289
FVOCI Securities	33,064	42,664
Other Assets	4,392	6,117
Fair value liabilities	18,530	20,529
Securities sold but not yet purchased	17,424	19,740
Other liabilities	1,106	789
Derivative Assets
Derivative Assets	2,032	887
Derivative Liabilities
Derivative Liabilities	2,337	831
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,123	6,529
FVTPL Securities	704	452
FVOCI Securities	9,138	20,765
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,183	1,868
FVTPL Securities	137	180
FVOCI Securities	1,438	2,604
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,050	5,702
FVOCI Securities	18,873	14,852
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		16
FVOCI Securities		8
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,307	1,021
FVOCI Securities	2,803	3,643
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,231	3,767
FVTPL Securities	160	70
FVOCI Securities	812	792
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	54,931	43,757
FVTPL Securities	1,670	1,587
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	6	13
Derivative Liabilities
Derivative Liabilities	6	22
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	3	1
Derivative Liabilities
Derivative Liabilities	4	3
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	642	123
Derivative Liabilities
Derivative Liabilities	746	350
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,381	750
Derivative Liabilities
Derivative Liabilities	1,581	456
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	33,904	34,364
FVTPL Securities	9,097	9,376
FVOCI Securities	29,926	30,649
Business and Government Loans	5,150	3,412
Other Assets	85	117
Fair value liabilities	39,439	28,994
Securities sold but not yet purchased	14,649	9,636
Structured note liabilities	22,665	18,073
Other liabilities	2,125	1,285
Derivative Assets
Derivative Assets	34,681	35,928
Derivative Liabilities
Derivative Liabilities	28,476	29,540
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,473	4,371
FVTPL Securities	159	149
FVOCI Securities	3,927	1,685
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,655	6,467
FVTPL Securities	1,243	1,249
FVOCI Securities	1,549	2,143
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,532	2,716
FVTPL Securities	38	44
FVOCI Securities	2,153	2,842
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	458	487
FVOCI Securities	4,113	5,267
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	591	1,495
FVTPL Securities	92	94
FVOCI Securities	3,699	3,738
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	13,379	11,487
FVTPL Securities	9	3
FVOCI Securities	12,136	12,532
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,656	7,274
FVTPL Securities	7,544	7,827
FVOCI Securities	2,349	2,442
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	160	67
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	12	10
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,066	14,916
Derivative Liabilities
Derivative Liabilities	6,773	10,871
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	14,982	10,825
Derivative Liabilities
Derivative Liabilities	12,451	10,609
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	6,976	2,465
Derivative Liabilities
Derivative Liabilities	1,445	1,983
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	4,657	7,711
Derivative Liabilities
Derivative Liabilities	7,802	6,067
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		11
Derivative Liabilities
Derivative Liabilities	5	10
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	682	803
FVTPL Securities	2,442	1,903
FVOCI Securities	133	94
Business and Government Loans	6	1,945
Derivative Liabilities
Derivative Liabilities	2	4
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	675	803
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	2,442	1,903
FVOCI Securities	132	93
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 2	$ 4